CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents	$ 168,982	$ 365,680
Accounts Receivable, after Allowance for Credit Loss, Current	6,559	4,774
Notes receivable	52,583	63,042
Inventory, net	8,061	4,062
Disposal Group, Including Discontinued Operation, Assets, Current	70,366	65,143
Prepaid and other current assets	7,344	14,516
Total current assets	313,895	517,217
Property, Plant and Equipment, Net	2,560	3,705
Royalty rights - at fair value	266,196
Investment Owned, at Fair Value	82,267	0
Notes and other receivables, long-term	827	771
Deferred Tax Assets, Net, Noncurrent	0	1,539
Intangible assets, net	13,186	13,700
Disposal Group, Including Discontinued Operation, Other Assets, Noncurrent	281,087	420,046
Other assets	23,384	8,530
Total assets	717,206	965,508
Current liabilities:
Accounts Payable, Current	2,675	2,529
Accrued liabilities	11,923	9,240
Disposal Group, Including Discontinued Operation, Liabilities, Current	31,095	40,700
Total current liabilities	45,693	52,469
Convertible notes payable	27,250	124,644
Disposal Group, Including Discontinued Operation, Liabilities, Noncurrent	120	0
Other Liabilities, Noncurrent	50,865	58,616
Total liabilities	123,928	235,729
Commitments and Contingencies
Stockholders' equity (deficit):
Preferred stock, par value $0.01 per share, 10,000 shares authorized; no shares issued and outstanding	0	0
Common stock, par value $0.01 per share, 350,000 shares authorized; 124,303 and 136,513 shares issued and outstanding at December 31, 2018 and 2017, respectively	1,243	1,365
Additional paid-in capital	(78,875)	(98,030)
Treasury Stock, Value	0	(2,103)
Retained earnings	670,832	828,547
Total stockholders' equity	593,200	729,779
Noncontrolling Interest in Variable Interest Entity	78	0
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	593,278	729,779
Total liabilities and stockholders' equity	$ 717,206	$ 965,508